Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Financial Assets and Liabilities
19. Financial Assets and Liabilities
Set out below is the categorization of the financial instruments, excluding cash and cash equivalents, held by the Company as of December 31, 2019 and 2020:

	December 31, 2019
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Equity investments at fair value through OCI and other short term investments	Ps.	10,145,615	Ps.	—	Ps.	37,572,410
Accounts receivable from subscribers, distributors, contractual assets and other		196,217,010		—		—
Related parties		1,273,140		—		—
Derivative financial instruments		—		6,825,760		—

Total	Ps.	207,635,765	Ps.	6,825,760	Ps.	37,572,410

Financial Liabilities:
Debt	Ps.	624,254,477	Ps.	—	Ps.	—
Liability related to right-of-use of assets		120,596,733		—		—
Accounts payable		216,112,824		—		—
Related parties		3,460,419		—		—
Derivative financial instruments		—		9,596,751		—

Total	Ps.	964,424,453	Ps.	9,596,751	Ps.	—

	December 31, 2020
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Equity investments at fair value through OCI and other short term investments	Ps.	4,603,284	Ps.	—	Ps.	50,033,111
Accounts receivable from subscribers, distributors, contractual assets and other		171,213,415		—		—
Related parties		1,391,300		—		—
Derivative financial instruments		—		20,928,335		—

Total	Ps.	177,207,999	Ps.	20,928,335	Ps.	50,033,111

Financial Liabilities:
Debt	Ps.	628,382,956	Ps.	—	Ps.	—
Liability related to right-of-use of assets		109,327,241		—		—
Accounts payable		186,995,472		—		—
Related parties		3,999,916		—		—
Derivative financial instruments		—		14,230,249		—

Total	Ps.	928,705,585	Ps.	14,230,249	Ps.	—

Fair value hierarchy
The Company’s valuation techniques used to determine and disclose the fair value of its financial instruments are based on the following hierarchy:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2: Variables other than quoted prices in Level 1 that are observable for the asset or liability, either directly (prices) or indirectly (derived from prices); and
Level 3: Variables used for the asset or liability that are not based on any observable market data
(non-observable
variables).

The fair value for the financial assets (excluding cash and cash equivalents) and financial liabilities shown in the consolidated statements of financial position at December 31, 2019 and 2020 is as follows:

	Measurement of fair value at December 31, 2019
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments	Ps.	37,572,410	Ps.	10,145,615	Ps.	—	Ps.	47,718,025
Derivative financial instruments		—		6,825,760		—		6,825,760
Pension plan assets		185,981,861		20,294,557		24,403		206,300,821

Total	Ps.	223,554,271	Ps.	37,265,932	Ps.	24,403	Ps.	260,844,606

Liabilities:
Debt	Ps.	582,003,256	Ps.	101,667,421	Ps.	—	Ps.	683,670,677
Liability related to right-of-use of assets		120,596,733		—		—		120,596,733
Derivative financial instruments		—		9,596,751		—		9,596,751

Total	Ps.	702,599,989	Ps.	111,264,172	Ps.	—	Ps.	813,864,161

	Measurement of fair value at December 31, 2020
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments	Ps.	50,033,111	Ps.	4,603,284	Ps.	—	Ps.	54,636,395
Derivative financial instruments		—		20,928,335		—		20,928,335
Revalued of assets		—		—		107,152,628		107,152,628
Pension plan assets		168,939,091		22,589,392		21,100		191,549,583

Total	Ps.	218,972,202	Ps.	48,121,011	Ps.	107,173,728	Ps.	374,266,941

Liabilities:
Debt	Ps.	578,712,562	Ps.	135,645,912	Ps.	—	Ps.	714,358,474
Liability related to right-of-use of assets		109,327,241		—		—		109,327,241
Derivative financial instruments		—		14,230,249		—		14,230,249

Total	Ps.	688,039,803	Ps.	149,876,161	Ps.	—	Ps.	837,915,964

Fair value of derivative financial instruments is valued using valuation techn
i
ques wit
h
 market observable inputs. To determine its Level 2 fair value, the Company applies different valuation techniques including forward pricing and swaps models, using present value calculations. The models incorporate various inputs including credit quality of counterparties, foreign exchange spot and forward rates and interest rate curves. Fair value of debt Level 2 has been determined using a model based on present value calculation incorporating credit quality of AMX. The Company’s investment in equity investments at fair value, specifically the investment in KPN, is valued using the quoted prices (unadjusted) in active markets for identical assets. The net realized (loss) gain related to derivative financial instruments for the years ended December 31, 2019 and 2020 was Ps.(1,774,932) and Ps.2,606,938 respectively.

The fair value of the asset revaluation was calculated using valuation techniques, using observable market data and internal information on transactions carried out with independent third parties. To determine fair value we use level 2 and 3 information, the Company used inputs such as average rents, contract term and discount rates for discounted flow modeling techniques; in the case of discount rates, we use level 2 data where the information is public and is found in recognized databases, such as country risks, inflation, etc. In the case of average rents and contract terms, we use level 3 data, where the information is mainly internal based on lease contracts entered into with independent third parties.
During the end of the period ended December 31, 2019 and 2020, there were no transfers between the Level 1 and Level 2 fair value measurement hierarchies.
Changes in liabilities arising from financing activities

	At December 31, 2018		At January 1, 2019		Cash flow		Foreign currency exchange and other		At December 31, 2019
Debt		638,922,453		—		8,273,440		(22,941,416)		624,254,477
Liability related to right-of-use of assets		—		119,387,660		(26,765,075)		27,974,148		120,596,733

Total liabilities from financing activities	Ps.	638,922,453	Ps.	119,387,660	Ps.	(18,491,635)	Ps.	5,032,732	Ps.	744,851,210

	At December 31, 2019	Cash flow	Foreign currency exchange and other	At December 31, 2020
Debt	624,254,477	(53,091,801)	57,220,280	628,382,956
Liability related to right-of-use of assets	120,596,733	(29,623,565)	18,354,073	109,327,241

Total liabilities from financing activities	Ps.744,851,210	Ps.(82,715,366)	Ps.75,574,353	Ps.737,710,197